COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

28.    COMMITMENTS AND CONTINGENCIES

(a)    Capital commitments

The Group entered into several purchase agreements and supplementary agreements with certain suppliers to acquire machineries to be used in the manufacturing of its products. The Group’s total future payments under these purchase agreements amounted to RMB1,734,073,402 as of December 31, 2019.

Year ending December 31,	RMB
2020	1,545,563,682
2021	188,509,720
Total	1,734,073,402

(b)    Contingencies

In July 2008, Jiangxi Jinko entered into a long term supply agreement with Wuxi Zhongcai, a producer of polysilicon materials. Jiangxi Jinko provided a prepayment of RMB95.6 million pursuant to such contract. Wuxi Zhongcai subsequently halted production as a result of the adverse changes in the polysilicon market. In February 2013, Jiangxi Jinko sued Wuxi Zhongcai in Shangrao City Intermediate People’s Court for the refund of the outstanding balance of our prepayment of RMB93.2 million after deducting delivery made to Jiangxi Jinko by an affiliate of Wuxi Zhongcai. In February 2013, Wuxi Zhongcai sued Jiangxi Jinko in Shanghai Pudong New Area People’s Court for RMB2.7 million for breaching the contract by failing to make allegedly required payments and reject the refund of the prepayment of RMB95.6 million to Jiangxi Jinko. In December 2015, Jiangxi Jinko made an alternation of the claim under which it requested the refund of the prepayment of RMB93.2 million, the interests accrued from such prepayment, and the liquidated damages in the amount of RMB93.2 million. In January, 2016, Wuxi Zhongcai also changed the complaint, in which it claimed for the liquidated damages amounting to RMB102.0 million and the losses suffered from the termination of the agreement in the amount of RMB150.0 million, and rejected the refund of the prepayment of RMB95.6 million to Jiangxi Jinko. Shanghai High People’s Court ruled on both lawsuits in June 2017. In Jiangxi Jinko v. Wuxi Zhongcai, the court sided with Wuxi Zhongcai and denied Jiangxi Jinko’s complaint. In Wuxi Zhongcai v. Jiangxi Jinko, the court decided that Wuxi Zhongcai shall retain the balance of our prepayment in the amount of RMB93.2 million and the remaining claims of Wuxi Zhongcai were denied. Jiangxi Jinko appealed both court decisions. Wuxi Zhongcai appealed the decision on Wuxi Zhongcai v. Jiangxi Jinko. The first court hearing was held on November 22, 2017. The Group provided full provision for the RMB93.2 million of the outstanding balance of prepayments to Wuxi Zhongcai in 2012. On February 1, 2019, The Group has received final judgements for the two lawsuits from the Supreme People’s Court as of the date of this annual report, among which Wuxi Zhongcai shall fully return the Group’s prepayments and the interests accrued thereon. In December 2019, Jiangxi Jinko entered into a settlement agreement with Wuxi Zhongcai and Wuxi Zhongcai agreed to refund JinkoSolar's prepayments in full with the amount of RMB93.2 million and corresponding interest. Subsequently in January 2020, Jiangxi Jinko has received RMB52.5 million in cash in accordance with the settlement agreement and recorded the reversal of previous provision upon actual cash receipt.

In November 2018, one of our customers in Singapore (the “Singapore Customer”) filed two Notices of Arbitration (“NoAs”) respectively in two arbitrations with Arbitration No. ARB374/18/PPD (“ARB 374”) and Arbitration No. ARB375/18/PPD against Jinko Solar Import & Export Co., Ltd. (“Jinko IE”) at Singapore International Arbitration Centre. These NoAs were subsequently amended by the Singapore Customer, and Jinko IE received the amended Notices of Arbitration from the Singapore Customer on December 20, 2018. The Singapore Customer claimed respectively in ARB 374 and ARB 375 that the photovoltaic solar modules supplied by Jinko IE to the Singapore Customer under the purchase agreement dated December 25, 2012 (“2012 Contract”) and January 28, 2013 (“2013 Contract”) were defective. The Singapore Customer seeks, inter alia, orders that Jinko IE replace the modules and/or that Jinko IE compensate the Singapore Customer for any and all losses sustained by the Singapore Customer as a result of the supply of allegedly defective modules. In January 2019, Jinko IE issued its responses to the NoAs in ARB 374 and ARB 375, disputing the Singapore Customer’s reliance on the arbitration clauses in the 2012 Contract and the 2013 Contract, denying all claims raised by the Singapore Customer, and disputing that the Singapore Customer is entitled to the reliefs claimed in the arbitrations. The arbitrations are still in the preliminary stage and it is difficult to provide an in-depth assessment of the Singapore Customer’s claims. The Company believes that Jinko IE has reasonable grounds to challenge the Singapore Customer’s claims in the arbitrations on jurisdiction and liability and will vigorously defend against the claims made by the Singapore Customer. Information available prior to issuance of the financial statements did not indicate that it is probable that a liability had been incurred at the date of the financial statements and the Company is also unable to reasonably estimate the range of any liability or reasonably possible loss, if any.

In March 2019, Moura Fábrica Solar - Fabrico e Comércio de Painéis Solares, Lda. ("MFS") submitted a request for arbitration at International Chamber of Commerce (Case No. 24344/JPA) against Projinko Solar Portugal Unipessoal LDA. ("Projinko") in connection with dispute arising out of (i) a business unit lease agreement (the "Business Unit Lease Agreement") entered into on August 23, 2013 between MFS and Jinko Solar (Switzerland) AG ("Jinko Switzerland"), (ii) an assignment agreement dated May 26, 2014, whereby Jinko Switzerland assigned and transferred to Projinko all rights, title, interest, liabilities and obligations under the Business Unit Lease Agreement, and (iii) an amendment agreement relating to the Business Unit Lease Agreement dated December 29, 2015 (the Business Unit Lease Agreement, the assignment agreement and the amendment agreement are collectively referred to as "Lease Agreements"). In order to ensure the performance of parties' respective obligations under the Lease Agreements, a guarantee from the parent company of MFS, Acciona Energia, S.A.U. and a bank guarantee was granted in favor of Projinko, and a guarantee from the parent company of Projinko, Jiangxi Jinko, and a bank guarantee was also granted in favor of MFS. The notice of request for arbitration had not been duly and effectively served by MFS to Projinko. In July 2019, MFS submitted a request at International Chamber of Commerce to join Jinko Switzerland and Jiangxi Jinko as two additional parties, alleging they were indispensable to the current dispute and claiming against Projinko, Jiangxi Jinko and Jinko Switzerland recovery of two drawdowns by Projinko under the bank guarantee in the amount of €1,965,170 and €846,604.41, respectively, with the interests thereon as well as economic damages suffered by MFS as a result thereof.

In September 2019, Jiangxi Jinko and Jinko Switzerland submitted to the International Chamber of Commerce that they rejected to arbitrate any dispute with MFS and were not bound by valid and effective arbitration agreement with MFS; Jiangxi Jinko and Jinko Switzerland also opposed the constitution of an arbitration tribunal and the jurisdiction of any arbitration tribunal that may be constituted in the present case. As of the date of this annual report, the arbitration tribunal has been constituted and the arbitration is still in the preliminary stage. The Company believes it has reasonable grounds to challenge MFS' claim in the present case, and will vigorously defend against the claim made by MFS. Information available prior to issuance of the financial statements did not indicate that it is probable that a liability had been incurred at the date of the financial statements and the Company is also unable to reasonably estimate the range of any liability or reasonably possible loss, if any.

In March 2019, Hanwha Q CELLS (defined below) filed patent infringement lawsuits against the Company and a number of its subsidiaries. (i) On March 4, 2019, Hanwha Q CELLS USA Inc. and Hanwha Q CELLS & Advanced Materials Corporation (collectively, “Plaintiffs A”) filed suit against JinkoSolar Holding Co., Ltd and several of its subsidiary entities, i.e. JinkoSolar (U.S.) Inc, Jinko Solar (U.S.) Industries Inc, Jinko Solar Co., Ltd, Zhejiang Jinko Solar Co., Ltd and Jinko Solar Technology Sdn.Bhd (collectively “Respondents”) at the U.S. International Trade Commission (“ITC”). In the complaint, it was alleged that certain photovoltaic solar cells and modules containing these solar cells supplied by the Respondents infringed U.S. Patent No. 9,893,215 purportedly owned by Hanwha Q CELLS & Advanced Materials Corporation and Plaintiffs A requested a permanent limited exclusion order and a cease and desist order be issued against the Respondents’ allegedly infringing products. On March 5, 2019, Hanwha Q CELLS & Advanced Materials Corporation filed a suit against the Respondents before the U.S. District Court for the District of Delaware (“District Court”) alleging that certain photovoltaic solar cells and modules containing these solar cells supplied by the Respondents infringed U.S. Patent No. 9,893,215 allegedly owned by Hanwha Q CELLS & Advanced Materials Corporation and sought reliefs including compensation for alleged infringement activities, enhanced damages and reasonable attorney fees. On April 9, 2019, the ITC published the Notice of Institution on Federal Register. On April 15, 2019, the District Court granted the Company’s motion to stay the court litigation pending final resolution of the ITC. On May 3, 2019, the Respondents submitted their response to the complaint of Plaintiffs A to the ITC requesting ITC among other things to deny all relief requested by Plaintiffs A. On September 13, 2019, the Respondents filed motion for summary determination of non-infringement with ITC. On April 10, 2020, the administrative law judge issued the initial determination granting the Respondents’ motion for summary determination of non-infringement. The administrative law judge’s initial determination will be reviewed by the ITC within 45 days after its issuance date. (ii) On March 4, 2019, Hanwha Q CELLS GmbH (“Plaintiff B”), filed a patent infringement claim against JinkoSolar GmbH before the Düsseldorf Regional Court in Germany alleging that certain photovoltaic solar cells and modules containing these solar cells supplied by JinkoSolar GmbH infringed EP2 220 689 purportedly owned by Plaintiff B. On April 10, 2019, JinkoSolar GmbH filed the first brief with the court stating JinkoSolar GmbH would defend itself against the complaint. On September 9, 2019, JinkoSolar GmbH filed its statement of defense with the court (the “Statement of Defense”), requesting that the claim be dismissed and that Plaintiff B to bear the costs of the legal dispute. On March 3, 2020, Plaintiff B filed its reply to the Statement of Defense with the court. On April 20, 2020, JinkoSolar GmbH filed its rejoinder with the court commenting on the Plaintiff B’s reply on March 3, 2020. The main hearing of the case was scheduled in May 2020. (iii) On March 12, 2019, Hanwha Q CELLS & Advanced Materials Corporation and Hanwha Q CELLS Australia Pty Ltd (“Plaintiffs C”, together with Plaintiffs A and Plaintiff B, “Hanwha Q CELLS Plaintiffs”) filed suit at Federal Court of Australia (“FCA”) against Jinko Solar Australia Holdings Co. Pty Ltd (“Jinko AUS”). It was alleged that certain photovoltaic solar cells and modules containing these solar cells supplied by Jinko AUS infringed Australian Patent No. 2008323025 purportedly owned by Plaintiffs C. The FCA served Jinko AUS as the Respondent and the first case management hearing was held on April 12, 2019.

The FCA heard the application, and made orders for the conduct of the proceeding at the first case management hearing, following which Jinko AUS submitted its defense and cross-claim to Plaintiffs C’s statement of claim on July 22, 2019. Shortly before the second case management hearing which was held on October 2, 2019, Plaintiffs C requested an amendment to Australian Patent No. 2008323025 (“Amendment Application”), following which FCA directed Plaintiffs C to give discovery and produce documents in respect to the Amendment Application. The third case management hearing was held on December 13, 2019, after which Jinko AUS submitted particulars of opposition to the Amendment Application and requested for further and better discovery in respect to the Amendment Application (“Discovery Request”). The Company believes that Hanwha Q CELLS Plaintiffs’ claims in all the above-mentioned cases are lacking legal merit, and will vigorously defend against the claims made by them. The Company is considering all legal avenues including challenging the validity of U.S. Patent No. 9,893,215, EP 2 220 689 and Australian Patent No. 2008323025 (collectively, the “Asserted Patents”), and demonstrating its non infringement of the Asserted Patents. Information available prior to issuance of the financial statements did not indicate that it is probable that a liability had been incurred at the date of the financial statements and the Company is also unable to reasonably estimate the range of any liability or reasonably possible loss, if any. On June 3, 2019, the Company filed a petition for IPR of the 215 Patent with the PTAB. IPR is a trial proceeding conducted at the PTAB to review the patentability of one or more claims in a patent. On December 10, 2019, the PTAB instituted the IPR proceedings of the patentability of claims 12-14 of the 215 patent claims in view of prior art.

(c)    Guarantees

Upon the disposition of JinkoPower, the Company provided the loan guarantee and redemption guarantee to JinkoPower (Note 26).

The Company provided a debt payment guarantee in connection with a loan facility granted to Sweihan PV Power Company P.J.S.C (“Sweihan”), equity investee of the Company for developing overseas solar power project, in a maximum aggregate principal amount not exceeding US$42.9 million. At the same time, pursuant to the shareholders agreement, the Company together with another shareholder of Sweihan, shall enable Sweihan to repay the loan facility in full. The Company believes the probability of Sweihan’s default of repayment is remote, and no liability of the guarantee is recognized as of December 31, 2018. The loan was repaid by Sweihan in 2019.